Equity-Based Compensation	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-Based Compensation
Equity-Based Compensation
Compensation expense related to stock options and restricted stock units (RSUs) is as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Stock options	$19	$23
RSUs	73	71
Total equity-based compensation expense (1)	$92	$94
Equity-based compensation expense capitalized during the period	$16	$19

(1)	Equity-based compensation expense is net of capitalized equity-based compensation and excludes amortization of previously capitalized equity-based compensation costs.
Unrecognized compensation cost related to unvested stock options and RSUs was $209 million and $735 million, respectively, as of December 29, 2018.
The weighted average grant date fair values of options granted during the quarter ended December 29, 2018 and December 30, 2017 were $28.72 and $28.01, respectively.
During the quarter ended December 29, 2018, the Company made equity compensation grants consisting of 3.8 million stock options and 3.2 million RSUs.

Equity-Based Compensation
Under various plans, the Company may grant stock options and other equity-based awards to executive, management and creative personnel. The Company’s approach to long-term incentive compensation contemplates awards of stock options and restricted stock units (RSUs). Certain RSUs awarded to senior executives vest based upon the achievement of market or performance conditions (Performance RSUs).
Stock options are generally granted at exercise prices equal to or exceeding the market price at the date of grant and become exercisable ratably over a four-year period from the grant date. The contractual terms for our outstanding stock option grants are 10 years. At the discretion of the Compensation Committee of the Company’s Board of Directors, options can occasionally extend up to 15 years after date of grant. RSUs generally vest ratably over four years and Performance RSUs generally fully vest after three years, subject to achieving market or performance conditions. Equity-based award grants generally provide continued vesting, in the event of termination, for employees that reach age 60 or greater, have at least ten years of service and have held the award for at least one year.
Each share granted subject to a stock option award reduces the number of shares available under the Company’s stock incentive plans by one share while each share granted subject to a RSU award reduces the number of shares available by two shares. As of September 29, 2018, the maximum number of shares available for issuance under the Company’s stock incentive plans (assuming all the awards are in the form of stock options) was approximately 55 million shares and the number available for issuance assuming all awards are in the form of RSUs was approximately 28 million shares. The Company satisfies stock option exercises and vesting of RSUs with newly issued shares. Stock options and RSUs are generally forfeited by employees who terminate prior to vesting.
Each year, generally during the first half of the year, the Company awards stock options and restricted stock units to a broad-based group of management and creative personnel. The fair value of options is estimated based on the binomial valuation model. The binomial valuation model takes into account variables such as volatility, dividend yield and the risk-free interest rate. The binomial valuation model also considers the expected exercise multiple (the multiple of exercise price to grant price at which exercises are expected to occur on average) and the termination rate (the probability of a vested option being canceled due to the termination of the option holder) in computing the value of the option.
In fiscal years 2018, 2017 and 2016, the weighted average assumptions used in the option-valuation model were as follows:

	2018	2017	2016
Risk-free interest rate	2.4%	2.6%	2.3%
Expected volatility	23%	22%	26%
Dividend yield	1.57%	1.58%	1.32%
Termination rate	4.8%	4.0%	4.0%
Exercise multiple	1.75	1.62	1.62

Although the initial fair value of stock options is not adjusted after the grant date, changes in the Company’s assumptions may change the value of, and therefore the expense related to, future stock option grants. The assumptions that cause the greatest variation in fair value in the binomial valuation model are the expected volatility and expected exercise multiple. Increases or decreases in either the expected volatility or expected exercise multiple will cause the binomial option value to increase or decrease, respectively. The volatility assumption considers both historical and implied volatility and may be impacted by the Company’s performance as well as changes in economic and market conditions.
Compensation expense for RSUs and stock options is recognized ratably over the service period of the award. Compensation expense for RSUs is based on the market price of the shares underlying the awards on the grant date. Compensation expense for Performance RSUs reflects the estimated probability that the market or performance conditions will be met.
The impact of stock options and RSUs on income and cash flows for fiscal years 2018, 2017 and 2016, was as follows:

	2018	2017	2016
Stock option	$87	$90	$93
RSUs	306	274	293
Total equity-based compensation expense (1)	393	364	386
Tax impact	(99)	(123)	(131)
Reduction in net income	$294	$241	$255
Equity-based compensation expense capitalized during the period	$70	$78	$78
Tax benefit reported in cash flow from financing activities (2)	n/a	n/a	$208

(1)	Equity-based compensation expense is net of capitalized equity-based compensation and estimated forfeitures and excludes amortization of previously capitalized equity-based compensation costs.

(2)	The amount for fiscal 2018 and 2017 is not applicable as the Company adopted new accounting guidance in fiscal 2017.
The following table summarizes information about stock option transactions (shares in millions):

	2018
	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	24	$76.68
Awards forfeited	(1)	107.69
Awards granted	4	111.48
Awards exercised	(3)	58.09
Outstanding at end of year	24	$84.14
Exercisable at end of year	14	$69.06

The following tables summarize information about stock options vested and expected to vest at September 29, 2018 (shares in millions):

			Vested
Range of Exercise Prices			Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$—	—	$45	3	$38.13	2.8
$46	—	$60	3	50.75	4.2
$61	—	$90	3	72.94	5.2
$91	—	$115	5	101.92	7.0
			14

			Expected to Vest
Range of Exercise Prices			Number of Options (1)	Weighted Average Exercise Price	Weighted Average Remaining Years of Contractual Life
$90	—	$105	1	$93.09	6.5
$106	—	$110	3	105.24	8.3
$111	—	$115	5	112.05	8.6
			9

(1)	Number of options expected to vest is total unvested options less estimated forfeitures.
The following table summarizes information about RSU transactions (shares in millions):

	2018
	Units	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	9	$101.17
Granted (1)	5	109.05
Vested	(4)	113.21
Forfeited	(1)	107.23
Unvested at end of year (2)	9	$108.74
(1) Includes 1.1 million Performance RSUs.
(2) Includes 1.4 million Performance RSUs.
The weighted average grant-date fair values of options granted during fiscal 2018, 2017 and 2016 were $28.01, $25.65 and $30.93, respectively. The total intrinsic value (market value on date of exercise less exercise price) of options exercised and RSUs vested during fiscal 2018, 2017 and 2016 totaled $585 million, $757 million and $981 million, respectively. The aggregate intrinsic values of stock options vested and expected to vest at September 29, 2018 were $684 million and $78 million, respectively.
As of September 29, 2018, unrecognized compensation cost related to unvested stock options and RSUs was $122 million and $455 million, respectively. That cost is expected to be recognized over a weighted-average period of 1.6 years for stock options and 1.7 years for RSUs.
Cash received from option exercises for fiscal 2018, 2017 and 2016 was $210 million, $276 million and $259 million, respectively. Tax benefits realized from tax deductions associated with option exercises and RSUs vesting for fiscal 2018, 2017 and 2016 was $159 million, $264 million and $342 million, respectively.